Interests in Other Entities (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Schedule of Interests in Other Entities
	2018 £m	2017 £m
Joint ventures	88	73

	88	73

Schedule of Subsidiaries With Significant Non-Controlling Interests
	2018 £m	2017 £m
Profit attributable to non-controlling interests	22	21

Accumulated non-controlling interests of the subsidiary	151	152

Dividends paid to non-controlling interests	22	19

Summarised financial information:
– Total assets	3,289	3,215
– Total liabilities	2,987	2,909
– Profit for the year	43	43
– Total comprehensive income for the year	43	43

Santander UK Group Holdings plc [member]
Statement [LineItems]
Summary of Interest in Other Entities

	2018 £m	2017 £m
Interests in ordinary shares of subsidiaries	11,645	11,268
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	495	495
£750m Fixed Rate Reset Perpetual AT1 Capital Securities	750	750
£300m Perpetual Capital Securities	300	300
£500m Perpetual Capital Securities	210	500

	13,400	13,313

Summary of companys interests in subsidiaries

The movement in the Company’s interests in subsidiaries was as follows:

	Cost £m	Impairment £m	Net book value £m
At 1 January 2017, 31 December 2017 and 1 January 2018	11,268	—	11,268
Additions	377	—	377

At 31 December 2018	11,645	—	11,645